CVT
Nasdaq 100 Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
Aerospace & Defense — 0.3%
Axon Enterprise, Inc.(1)	2,508	$ 1,319,083
		$ 1,319,083
Automobiles — 2.5%
Tesla, Inc.(1)	48,356	$ 12,531,941
		$ 12,531,941
Beverages — 2.3%
Coca-Cola Europacific Partners PLC	15,060	$ 1,310,672
Keurig Dr. Pepper, Inc.	44,374	1,518,478
Monster Beverage Corp.(1)	31,813	1,861,697
PepsiCo, Inc.	44,883	6,729,757
		$11,420,604
Biotechnology — 3.5%
Amgen, Inc.	17,584	$5,478,295
Biogen, Inc.(1)	4,767	652,316
Gilead Sciences, Inc.	40,769	4,568,167
Regeneron Pharmaceuticals, Inc.	3,519	2,231,855
Vertex Pharmaceuticals, Inc.(1)	8,405	4,074,912
		$17,005,545
Broadline Retail — 6.6%
Amazon.com, Inc.(1)	140,995	$26,825,709
MercadoLibre, Inc.(1)	1,659	3,236,493
PDD Holdings, Inc. ADR(1)	21,850	2,585,948
		$32,648,150
Chemicals — 1.5%
Linde PLC	15,479	$7,207,642
		$7,207,642
Commercial Services & Supplies — 0.9%
Cintas Corp.	13,193	$2,711,557
Copart, Inc.(1)	31,622	1,789,489
		$4,501,046
Communications Equipment — 1.6%
Cisco Systems, Inc.	130,217	$8,035,691
		$8,035,691
Consumer Staples Distribution & Retail — 2.8%
Costco Wholesale Corp.	14,530	$13,742,183
		$13,742,183
Electric Utilities — 1.4%
American Electric Power Co., Inc.	17,422	$1,903,702
Constellation Energy Corp.	10,232	2,063,078
Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	32,871	$ 1,514,696
Xcel Energy, Inc.	18,785	1,329,790
		$ 6,811,266
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	4,360	$ 698,734
		$ 698,734
Energy Equipment & Services — 0.3%
Baker Hughes Co.	32,371	$ 1,422,705
		$1,422,705
Entertainment — 3.3%
Electronic Arts, Inc.	8,531	$1,232,900
Netflix, Inc.(1)	14,001	13,056,353
Take-Two Interactive Software, Inc.(1)	5,777	1,197,283
Warner Bros. Discovery, Inc.(1)	80,249	861,072
		$16,347,608
Financial Services — 0.4%
PayPal Holdings, Inc.(1)	32,380	$2,112,795
		$2,112,795
Food Products — 0.8%
Kraft Heinz Co.	39,114	$1,190,239
Mondelez International, Inc., Class A	42,339	2,872,701
		$4,062,940
Ground Transportation — 0.6%
CSX Corp.	62,014	$1,825,072
Old Dominion Freight Line, Inc.	6,957	1,151,036
		$2,976,108
Health Care Equipment & Supplies — 1.8%
DexCom, Inc.(1)	12,778	$872,609
GE HealthCare Technologies, Inc.	14,946	1,206,292
IDEXX Laboratories, Inc.(1)	2,662	1,117,907
Intuitive Surgical, Inc.(1)	11,674	5,781,782
		$8,978,590
Hotels, Restaurants & Leisure — 3.0%
Airbnb, Inc., Class A(1)	14,161	$1,691,673
Booking Holdings, Inc.	1,074	4,947,822
DoorDash, Inc., Class A(1)	12,912	2,359,926
Marriott International, Inc., Class A	9,024	2,149,517
Starbucks Corp.	37,180	3,646,986
		$14,795,924

CVT
Nasdaq 100 Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	21,271	$ 4,504,134
		$ 4,504,134
Interactive Media & Services — 8.1%
Alphabet, Inc., Class A	77,604	$ 12,000,682
Alphabet, Inc., Class C	73,133	11,425,569
Meta Platforms, Inc., Class A	29,135	16,792,249
		$ 40,218,500
IT Services — 0.3%
Cognizant Technology Solutions Corp., Class A	16,220	$1,240,830
MongoDB, Inc.(1)	2,438	427,625
		$1,668,455
Machinery — 0.3%
PACCAR, Inc.	17,151	$1,669,993
		$1,669,993
Media — 1.4%
Charter Communications, Inc., Class A(1)	4,651	$1,714,033
Comcast Corp., Class A	123,451	4,555,342
Trade Desk, Inc., Class A(1)	14,809	810,348
		$7,079,723
Oil, Gas & Consumable Fuels — 0.3%
Diamondback Energy, Inc.	9,474	$1,514,703
		$1,514,703
Pharmaceuticals — 0.3%
AstraZeneca PLC ADR	19,048	$1,400,028
		$1,400,028
Professional Services — 1.5%
Automatic Data Processing, Inc.	13,329	$4,072,409
Paychex, Inc.	11,773	1,816,339
Verisk Analytics, Inc.	4,592	1,366,671
		$7,255,419
Real Estate Management & Development — 0.2%
CoStar Group, Inc.(1)	13,411	$1,062,554
		$1,062,554
Semiconductors & Semiconductor Equipment — 19.5%
Advanced Micro Devices, Inc.(1)	53,041	$5,449,432
Analog Devices, Inc.	16,235	3,274,112
Applied Materials, Inc.	26,593	3,859,176
ARM Holdings PLC ADR(1)(2)	4,285	457,595
ASML Holding NV-NY Shares(3)	2,956	1,958,734
Broadcom, Inc.	103,140	17,268,730
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
GlobalFoundries, Inc.(1)(2)	18,079	$ 667,296
Intel Corp.	141,729	3,218,666
KLA Corp.	4,350	2,957,130
Lam Research Corp.	42,017	3,054,636
Marvell Technology, Inc.	28,336	1,744,648
Microchip Technology, Inc.	17,567	850,418
Micron Technology, Inc.	36,444	3,166,619
NVIDIA Corp.	324,624	35,182,749
NXP Semiconductors NV	8,314	1,580,159
ON Semiconductor Corp.(1)	13,794	561,278
QUALCOMM, Inc.	36,201	5,560,836
Texas Instruments, Inc.	29,797	5,354,521
		$96,166,735
Software — 16.7%
Adobe, Inc.(1)	14,235	$5,459,549
ANSYS, Inc.(1)	2,860	905,362
AppLovin Corp., Class A(1)	10,123	2,682,291
Atlassian Corp., Class A(1)	5,368	1,139,143
Autodesk, Inc.(1)	7,033	1,841,239
Cadence Design Systems, Inc.(1)	8,973	2,282,103
CrowdStrike Holdings, Inc., Class A(1)	7,650	2,697,237
Datadog, Inc., Class A(1)	10,384	1,030,197
Fortinet, Inc.(1)	25,170	2,422,864
Intuit, Inc.	9,157	5,622,306
Microsoft Corp.	98,904	37,127,572
MicroStrategy, Inc., Class A(1)	7,781	2,243,029
Palantir Technologies, Inc., Class A(1)	73,612	6,212,853
Palo Alto Networks, Inc.(1)	21,672	3,698,110
Roper Technologies, Inc.	3,508	2,068,247
Synopsys, Inc.(1)	5,061	2,170,410
Workday, Inc., Class A(1)	7,005	1,635,878
Zscaler, Inc.(1)	5,018	995,672
		$82,234,062
Specialty Retail — 0.8%
O'Reilly Automotive, Inc.(1)	1,875	$2,686,088
Ross Stores, Inc.	10,799	1,380,004
		$4,066,092
Technology Hardware, Storage & Peripherals — 9.0%
Apple, Inc.	199,857	$44,394,235
		$44,394,235
Textiles, Apparel & Luxury Goods — 0.2%
lululemon Athletica, Inc.(1)	3,806	$1,077,326
		$1,077,326

CVT
Nasdaq 100 Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors — 0.3%
Fastenal Co.	18,741	$ 1,453,365
		$ 1,453,365
Wireless Telecommunication Services — 2.0%
T-Mobile U.S., Inc.	37,371	$ 9,967,219
		$ 9,967,219
Total Common Stocks (identified cost $204,700,517)		$472,351,098

Exchange-Traded Funds — 1.4%

Security	Shares	Value
Equity Funds — 1.4%
Invesco QQQ TM Trust, Series 1(2)	15,000	$ 7,033,800
Total Exchange-Traded Funds (identified cost $7,098,106)		$ 7,033,800

Short-Term Investments — 3.2%
Affiliated Fund — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(4)	14,547,096	$ 14,547,096
Total Affiliated Fund (identified cost $14,547,096)		$ 14,547,096
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/10/25(5)	$1,000	$ 988,389
Total U.S. Treasury Obligations (identified cost $988,591)		$ 988,389
Total Short-Term Investments (identified cost $15,535,687)		$ 15,535,485
Total Investments — 100.2% (identified cost $227,334,310)		$494,920,383
Other Assets, Less Liabilities — (0.2)%		$ (829,467)
Net Assets — 100.0%		$494,090,916

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $6,748,904 and the total market value of the collateral received by the Fund was $6,902,005, comprised of U.S. government and/or agencies securities.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of these securities is $1,958,734 or 0.4% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

CVT
Nasdaq 100 Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ-100® Index	37	Long	6/20/25	$14,385,230	$(431,860)
					$(431,860)

Abbreviations:
ADR	– American Depositary Receipt
At March 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2025, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At March 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $14,547,096, which represents 3.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$6,941,586	$43,738,808	$(36,133,298)	$ —	$ —	$14,547,096	$118,817	14,547,096

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$472,351,098(1)	$ —	$ —	$472,351,098
Exchange-Traded Funds	7,033,800	—	—	7,033,800
Short-Term Investments:
Affiliated Fund	14,547,096	—	—	14,547,096
U.S. Treasury Obligations	—	988,389	—	988,389
Total Investments	$493,931,994	$988,389	$ —	$494,920,383

CVT
Nasdaq 100 Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(431,860)	$ —	$ —	$(431,860)
Total	$(431,860)	$ —	$ —	$(431,860)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.